COMMITMENTS AND CONTINGENCIES (Details) - ONEOK Partners [Member] $ in Millions	Dec. 31, 2016 USD ($)
Firm Transportation and Storage Contracts, Future Minimum Payments Due [Abstract]
2017	$ 51.5
2018	43.0
2019	37.5
2020	37.1
2021	23.0
Thereafter	35.0
Total	$ 227.1